SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

Andover Games, LLC, (the “Company” or “Andover Games”) a development stage company, is a limited liability company formed on January 17, 2011 under the laws of the State of Delaware as Andover Fund, LLC. The name was changed in December, 2011 to Andover Games, LLC. The entity has an indefinite life. The Company's principal business is focused on developing mobile games for iPhone and Android platforms. As more fully described in NOTE 11(b), on February 29, 2012, the Company entered into a Merger Agreement with Ascend Acquisition Corp. (a C-Corporation), a public shell. As a result, the financial statements have been updated to reflect the recapitalization in the Balance Sheet, Statement of Operations and Statement of Stockholders' Deficit to conform to Securities & Exchange Commission (“SEC”) regulations. The footnotes and the financial statement headings have also been updated to reflect the effects of the recapitalization disclosed in NOTE 11(b).

Development Stage Company

The Company is a development stage company as defined by section 810-10-20 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the less than majority owned variable interest entity which it controls (see NOTE 3). Significant inter-company accounts and transactions have been eliminated in consolidation.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents.

Investments in private companies

Investments in private companies in which the Company owns less than 20% of the entity and does not influence the operating or financial decisions of the investee are carried at cost. The Company reviews the investments for impairment and records a loss on impairment based on the difference between the fair value of the investment and the carrying amount when indicators of impairment exist.

Equipment

Equipment is carried at cost and is depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Income Taxes

The Company is a limited liability company (an “LLC”) and is treated as a partnership for income tax purposes through November 1, 2011. As such, the members of the LLC are taxed on their proportionate share of the Company's taxable income. Therefore, no provision or liability for federal or state income taxes has been included in the consolidated financial statements. The Company elected to be taxed as a C corporation beginning November 1, 2011. The effects of this election were deemed to be immaterial for the period November 1, 2011 to December 31, 2011.

Management has concluded that the Company is a pass-through entity through November 1, 2011 and there are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax would be reported as income taxes.

Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analyses of tax laws, regulations and interpretations thereof as well as other factors. Generally, Federal, State and Local authorities may examine the Company’s tax returns for three years from the date of filing and as a result the current year remains subject to examination.

Software development costs

In accordance with ASC 985-20 “Accounting for the Cost of Computer Software to be Sold, Leased or Otherwise Marketed,” software development costs are expensed as incurred until technological feasibility (generally in the form of a working model) has been established. Research and development costs which consist primarily of salaries and fees paid to third parties for the development of software and applications are expensed as incurred. The Company capitalizes only those costs directly attributable to the development of the software. Capitalization of these costs begins upon the establishment of technological feasibility. Activities undertaken after the products are available for release to customers to correct errors or keep the product up to date are expensed as incurred. Capitalized software development costs will be amortized over the estimated economic life of the software once the product is available for general release to customers. Capitalized software development costs will be amortized over the greater of the ratio of current revenue to total projected revenue for a product or the straight-line method. The Company will periodically perform reviews of the recoverability of such capitalized software costs. At the time a determination is made that capitalized amounts are not recoverable based on the estimated cash flows to be generated from the applicable software, any remaining capitalized amounts are written off. During the period from January 17, 2011 (inception) through December 31, 2011, the Company expensed $124,650 in software development costs.

Revenue Recognition

The Company evaluates revenue recognition based on the criteria set forth in FASB ASC 985-605, “Software: Revenue Recognition.” The Company recognizes revenue when persuasive evidence of an arrangement exists, the product, image or game has been delivered, the fee is fixed or determinable, and collectability is reasonably assured. The Company’s specific revenue recognition policies are as follows:

The Company recognizes revenue from the sale of its social games and mobile applications (“Apps”) from two revenue sources: direct payment revenue or alternative payment service revenue. Direct payment revenue results from payments from the end users of Apps for virtual goods or currency (i.e. items within the game and virtual money to buy items and upgrades in a game) in an application from a variety of direct payment sources, less deductions for fraud, charge-backs, refunds, credit card processing fees or uncollected amounts (assuming all other recognition criteria are met). Alternative payment service revenue results from utilization of the platform provided by a publisher that is party to a collaborative arrangement with the Company (see “Collaborative Arrangement”). The publisher's platform incentives end users to complete certain tasks in response to advertisements presented within the application (i.e. to purchase other applications on the publisher’s platform). Revenue from the alternative payment service (subject to a “Recoupment Amount” by the vendor — see NOTE 10) would be recognized as the service is rendered, with a portion of the revenue allocated to the vendor. If the service period is not defined, the Company would recognize the revenue over the estimated service period. In conjunction with the collaborative arrangement, the Company receives proceeds that are recognized on a straight line basis over the period that the Company is required to keep its applications on the publisher’s platform.

Advertising Costs

Advertising costs are charged to operations when incurred. There were no advertising costs incurred for the period from January 17, 2011 (inception) through December 31, 2011.

Non-controlling Interest

The Company has consolidated Rotvig Labs, LLC (“Rotvig” — see NOTE 3), which qualifies as a variable interest entity (“VIE”) because the Company determined that it is the primary beneficiary and has a controlling financial interest. Therefore, Rotvig’s financial statements are consolidated in the Company’s consolidated financial statements and the other member’s equity in Rotvig is recorded as non-controlling member’s interest as a component of consolidated members’ equity. At December 31, 2011, non-controlling interest was $27,424.

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. The Company had minimal revenue inception-to-date, and the Company has incurred a substantial loss from operations for the period from January 17, 2011 (inception) through December 31, 2011. Based on the Company’s liquidity position, continued losses could result in the Company not having sufficient liquidity or minimum cash levels to operate its business. Management's plan in regard to these matters includes raising additional proceeds from debt and equity transactions and completing strategic acquisitions that will generate positive cash flows. See NOTE 11(b) for a description of subsequent transactions. Management believes it will need to raise additional capital to execute its business plans. These conditions raise substantial doubt about the Company's ability to continue as a going concern.The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The significant estimates utilized related to the impairment of investment in companies. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

Subsequent Events

The Company evaluated the events and transactions subsequent to December 31, 2011 balance sheet date and through February 27, 2012, except for NOTE 11(b) in which events described were evaluated through March 13, 2012, which is the date the financial statements were issued to determine if they require potential adjustment to or disclosure in the financial statements. Except as disclosed in NOTE 11, the Company concluded no other events required disclosure in the financial statements.